Segment Information Operations (Table) (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue		$ 58,196	$ 50,018	$ 111,248	$ 92,429
Management fees		(17,381)	(15,462)	(34,072)	(29,805)
Interest expense and finance cost, net		(10,794)	(8,145)	(20,647)	(18,500)
Depreciation and amortization		(14,355)	(18,680)	(29,272)	(35,455)
Net (loss)/ income		(29,533)	4,445	(24,055)	(1,208)
Total assets	$ 1,327,552	1,307,310	1,327,552	1,307,310	1,327,552	$ 1,305,302
Capital expenditures		(35,938)	(109,814)	(36,285)	(11,769)
Investment in affiliates	1,192	69,237	1,192	69,237	1,192	52,122
Cash and cash equivalents	79,749	40,577	79,749	40,577	79,749	24,047
Restricted cash	6,299	402	6,299	402	6,299	$ 5,886
Long-term debt (including current and non-current portion), net	475,017	494,462	475,017	494,462	475,017
Navios Partners Operations
Segment Reporting Information [Line Items]
Revenue		58,196	46,916	111,248	89,327
Management fees		(17,381)	(14,760)	(34,072)	(29,103)
Interest expense and finance cost, net		(10,794)	(8,138)	(20,647)	(18,493)
Depreciation and amortization		(14,355)	(17,360)	(29,272)	(34,135)
Net (loss)/ income		(29,533)	7,987	(24,055)	2,334
Total assets	1,275,942	1,307,310	1,275,942	1,307,310	1,275,942
Capital expenditures		(35,938)	(95,247)	(36,285)	2,798
Investment in affiliates	31,192	69,237	31,192	69,237	31,192
Cash and cash equivalents	44,813	40,577	44,813	40,577	44,813
Restricted cash	6,299	402	6,299	402	6,299
Long-term debt (including current and non-current portion), net	441,347	494,462	441,347	494,462	441,347
Navios Containers Operations
Segment Reporting Information [Line Items]
Revenue	3,102	0		0
Management fees	(702)	0		0
Interest expense and finance cost, net	(80)	0		0
Depreciation and amortization	(1,320)	0		0
Net (loss)/ income	881	0		0
Total assets	97,333	0	97,333	0	97,333
Capital expenditures	(44,567)	0		0
Investment in affiliates	0	0	0	0	0
Cash and cash equivalents	34,936	0	34,936	0	34,936
Restricted cash	0	0	0	0	0
Long-term debt (including current and non-current portion), net	33,670	$ 0	33,670	$ 0	33,670
Eliminations
Segment Reporting Information [Line Items]
Revenue	0
Management fees	0
Interest expense and finance cost, net	73
Depreciation and amortization	0
Net (loss)/ income	(4,423)
Total assets	(45,723)		(45,723)		(45,723)
Capital expenditures	30,000
Investment in affiliates	(30,000)		(30,000)		(30,000)
Cash and cash equivalents	0		0		0
Restricted cash	0		0		0
Long-term debt (including current and non-current portion), net	$ 0		$ 0		$ 0